Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Production costs	$ 245,021	$ 182,868
Royalties	16,745	12,955
Total	$ 261,766	$ 195,823